Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of prepaid expenses and other current assets
	As of December 31,
	2020	2021
	RMB	RMB
Advances to suppliers(i)	63,513	49,652
Prepaid VAT	53,399	36,315
Rental deposit, current	7,825	27,361
Staff advances	4,791	5,314
Prepaid consulting expenses	3,848	5,259
Short-term construction deposits	2,838	5,559
Prepaid short-term rent	3,104	4,899
Interest receivable	490	166
Receivables from third-party payment platform	378	563
Others(ii)	38,612	33,647
Total	178,798	168,735
Less: Allowance for doubtful accounts	(15,397)	(21,059)
Total	163,401	147,676